Lease obligations - Lease activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Abstract]
Opening lease obligations, beginning balance	$ 872,120	$ 870,163
Additions, net of disposals	90,486	123,187
Interest expense	54,560	53,418
Lease payments	(195,807)	(171,577)
Effect of movements in exchange rates and other	(3,154)	(3,071)
Lease obligations, ending balance	818,205	872,120
Less: current portion	(122,744)	(120,731)
Lease obligations - non current portion	$ 695,461	$ 751,389